Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Preferred Stock Series C [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2018				$ 1,000	$ 11,666,000	$ (5,461,000)	$ 6,206,000
Balance, shares at Dec. 31, 2018				149,562,566,584
Net transfer from parent					15,171,000		15,171,000
Net loss						(15,604,000)	(15,604,000)
Balance at Dec. 31, 2019	$ 5,000			$ 1,000	26,837,000	(21,065,000)	5,778,000
Balance, shares at Dec. 31, 2019	5,000,000			149,562,566,584
Net transfer from parent					2,179,000		2,179,000
Net loss						(2,262,000)	(2,262,000)
Balance at Mar. 31, 2020	$ 5,000			$ 1,000	29,016,000	(23,327,000)	5,695,000
Balance, shares at Mar. 31, 2020	5,000,000			149,562,566,584
Balance at Dec. 31, 2019	$ 5,000			$ 1,000	26,837,000	(21,065,000)	5,778,000
Balance, shares at Dec. 31, 2019	5,000,000			149,562,566,584
Net transfer from parent					15,993,000		15,993,000
Net loss						(15,506,000)	(15,506,000)
Balance at Dec. 31, 2020	$ 5,000			$ 1,000	42,830,000	(36,571,000)	6,265,000
Balance, shares at Dec. 31, 2020	5,000,000			149,562,566,584
Issuance of Series B preferred stock for cash		$ 4,725,000					4,725,000
Issuance of Series B preferred stock for cash, shares		47,248
Series B preferred stock transferred to equity		$ 1,050,000					1,050,000
Series B preferred stock transferred to equity, shares		10,500
Shares issued for the acquisition			$ 832,000		(927,000)		(95,000)
Shares issued for the acquisition, shares			8,318	8,682,364,578
Beneficial conversion feature of series B convertible preferred stock					5,775,000		5,775,000
Deemed dividend on series B convertible preferred stock						(5,775,000)	(5,775,000)
Warrants issued to Parent					885,000		885,000
Assets Retained by Parent					(597,000)		(597,000)
Net loss						(1,521,000)	(1,521,000)
Balance at Mar. 31, 2021	$ 5,000	$ 5,775,000	$ 832,000	$ 1,000	$ 47,966,000	$ (43,867,000)	$ 10,712,000
Balance, shares at Mar. 31, 2021	5,000,000	57,748	8,318	158,244,931,162